FINANCING LEASES (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Aug. 31, 2023	Feb. 08, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease amount payable upon expiration			$ 598,766	$ 597,117	$ 712,794	$ 568,567
Master Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount	$ 1,500,000	$ 1,800,000
Finance lease term	48 months	51 months
Rent amount per month	$ 44,250	$ 50,040
Lease surcharge conditions	The Lessor will have the option to charge Lessee a surcharge of 1% of the monthly payment amount per month for every 0.25% that the prime rate of Renasant Bank exceeds 8.25%	The Lessor will have the option to charge Lessee a surcharge of 1% of the monthly payment amount per month for every 0.25% that the prime rate of Renasant Bank exceeds 5.5%
Lease rent default conditions	If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount. In addition, in the event that any payment is not processed or is returned on the basis of insufficient funds, upon demand, the Lessee shall pay Utica a charge equal to five percent (5%) of the amount of such payment	If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount. In addition, in the event that any payment is not processed or is returned on the basis of insufficient funds, upon demand, the Lessee shall pay Utica a charge equal to five percent (5%) of the amount of such payment
Annual administration fee	$ 5,000	$ 5,000
Lease amount payable upon expiration	$ 75,000	$ 90,000